UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10335

BlackRock New Jersey Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New Jersey Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock New Jersey Municipal Income Trust (BNJ)
	Principal Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.2%
			New Jersey—106.8%
			Cherry Hill Twnshp., GO,
AA+	$4,065		5.00%, 7/15/22	07/11 @ 100	$ 4,172,601
AA+	4,275		5.00%, 7/15/23	07/11 @ 100	4,357,507
AAA	12,600		Garden St. Presvtn. Trust, Open Space & Farmland Presvtn., Zero Coupon,	No Opt. Call	3,852,954
			New Jersey Municipal Income Trust11/01/26, FSA Middlesex Cnty. Impvt. Auth.,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34	07/11 @ 100	1,424,052
AAA	4,470		New Brunswick Apts. Rental Hsg., 5.30%, 8/01/35	08/12 @ 100	4,522,210
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth., Amerada Hess, 6.05%, 9/15/34	09/14 @ 100	2,556,250
			New Jersey Econ. Dev. Auth.,
B	3,450		Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	2,665,746
B	2,000		Continental Airlines Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	1,599,080
BBB-	2,630		First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,574,428
BBB-	4,050		First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	3,917,079
Baa3	2,500		Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,783,000
Baa3	5,000		Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	5,493,250
A+	2,000		Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,073,780
BBB	2,000		Sld. Wst. Rev., Disp. Wst. Mgmt., Ser. A, 5.30%, 6/01/15	No Opt. Call	2,027,000
Aaa	1,960		Victoria Hlth., Ser. A, 5.20%, 12/20/36	12/11 @ 103	2,001,630
			New Jersey Edl. Facs. Auth.,
BBB-	1,000		Fairleigh Dickinson Univ., Ser. C, 5.50%, 7/01/23	07/14 @ 100	1,005,530
BBB-	2,000		Fairleigh Dickinson Univ., Ser. C, 6.00%, 7/01/20	07/14 @ 100	2,110,540
BBB-	3,000		Fairleigh Dickinson Univ., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,098,460
BBB+	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,278,852
			New Jersey Hlth. Care Fac. Fin. Auth.,
A	4,500		Atlantic City Med. Ctr., 5.75%, 7/01/25	07/12 @ 100	4,638,240
A+	3,000		Catholic Hlth. East, Ser. A, 5.375%, 11/15/33	11/12 @ 100	3,010,920
A3	10,000	[3]	Kennedy Hlth. Sys., 5.625%, 7/01/31	07/11 @ 100	10,155,600
Baa1	1,960		So. Jersey Hosp., 6.00%, 7/01/26	07/12 @ 100	2,018,329
Baa1	5,500		So. Jersey Hosp., 6.00%, 7/01/32	07/12 @ 100	5,642,395
Baa1	1,540		So. Ocean Cnty. Hosp., Ser. A, 6.25%, 7/01/23	08/04 @ 101	1,559,697
Aaa	1,960		Newark Hlth. Care Fac., New Cmty. Urban Renewal Proj., Ser. A, 5.20%,
			6/01/30	06/12 @ 102	2,007,452
AAA	8,000		Port Auth. of NY & NJ, Spec. Oblig., JFK Intl. Air Term. 6, 5.75%,
			12/01/22, MBIA	12/07 @ 102	8,681,360
BBB	18,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	14,449,860
			Trenton Pkg. Auth., FGIC,
AAA	5,465		5.00%, 4/01/25	04/11 @ 100	5,531,891
AAA	2,000		5.00%, 4/01/30	04/11 @ 100	2,005,240
			Vineland, GO, MBIA,
AAA	1,500		5.30%, 5/15/30	05/10 @ 101	1,534,875
AAA	1,500		5.375%, 5/15/31	05/10 @ 101	1,539,570

					117,289,378

			Delaware—9.4%
			Charter Mac Equity Issuer Trust,
A3	7,000	[3,4]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	7,574,350
Baa1	2,500	[3,4]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	2,751,075

					10,325,425

			Maryland—4.9%
			MuniMae TE Bond Subsidiary, LLC,
NR	3,000	[3,4,5]	Ser. A, 6.30%, 6/30/49	06/09 @ 100	3,210,660
NR	2,000	[3,4,5]	Ser. B, 6.80%, 6/30/50	11/10 @ 100	2,146,480

					5,357,140

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Puerto Rico—31.1%
			Puerto Rico Hsg. Fin. Corp., Home Mtg. Rev.,
AAA	2,855		Ser. A, 5.20%, 12/01/33	06/11 @ 100	2,880,238
AAA	2,855		Ser. B, 5.30%, 12/01/28	06/11 @ 100	2,871,017
A	5,800		Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	5,833,524
			Puerto Rico Pub. Bldgs. Auth., Ser. D,
AAA	5,000		Zero Coupon, 7/01/31, AMBAC	07/17 @ 100	3,437,600
A-	4,765	[6]	Gov’t Facs., 5.25%, 7/01/12	N/A	5,322,600
A-	1,735		Gov’t Facs., 5.25%, 7/01/36	07/12 @ 100	1,750,633
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	4,000	[6]	5.70%, 2/01/10	N/A	4,499,960
BBB+	7,040	[6]	5.75%, 2/01/07	N/A	7,633,824

					34,229,396

			Total Long-Term Investments (cost $164,741,483)		167,201,339

	Shares
	(000)

			MONEY MARKET FUND—4.6%
	5,050		AIM Tax Free Investment Co. Cash Reserve Portfolio, (cost $5,050,000)	N/A	5,050,000

			Total Investments—156.8% (cost $169,791,483)		172,251,339
			Other assets in excess of liabilities—1.3%		1,400,837
			Preferred shares at redemption value, including dividends payable—(58.1)%		(63,803,668)

			Net Assets Applicable to Common Shareholders—100%		$109,848,508

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 14.3% of its net assets, with a current market value of $15,682,565, in securities restricted as to resale.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	This bond is prerefunded. Securities held in escrow are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New Jersey Municipal Income Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004